Shareholder Fees {- Fidelity Japan Fund}	Dec. 30, 2020 USD ($)
10.31 Targeted International Funds Retail Combo PRO-16 | Fidelity Japan Fund
Shareholder Fees:
(fees paid directly from your investment)	none